Fair Value Measurements and Derivative Instruments - Gains (Losses) on Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Embedded derivatives	$ 52	$ 25	$ (148)
Embedded Derivative Financial Instruments | Interest Expense to Affiliates
Derivative [Line Items]
Embedded derivatives	$ 52	$ 25	$ (148)